STATEMENT OF COMPLIANCE AND MATERIAL ACCOUNTING POLICIES - Schedule of reclassification in the income statement (Details 1). - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Retrospective Application And Retrospective Restatement Line Items
Net sales	R$ 39,468,497	R$ 39,322,786		R$ 26,093,154
Cost of sales	(28,549,896)	(30,556,819)		(20,263,186)
Gross profit	10,918,601	8,765,967		5,829,968
Selling expenses	(1,350,570)	(1,276,279)		(723,419)
General and administrative expenses	(2,527,974)	(1,758,067)		(1,401,572)
Other income, net	3,924,377	1,752,222		382,600
Operating expenses	45,833	(1,282,124)		(1,742,391)
Profit before equity in earnings of investees, finance results and income taxes	R$ 10,964,434	7,483,843	[1]	4,087,577
Originally presented [member]
Retrospective Application And Retrospective Restatement Line Items
Net sales		39,737,368		25,865,001
Cost of sales		(30,753,137)		(19,864,248)
Gross profit		8,984,231		6,000,753
Selling expenses		(1,276,279)		(723,419)
General and administrative expenses		(1,976,331)		(1,572,357)
Other income, net		1,752,222		382,600
Operating expenses		(1,500,388)		(1,913,176)
Profit before equity in earnings of investees, finance results and income taxes		7,483,843		4,087,577
Reclassification
Retrospective Application And Retrospective Restatement Line Items
Net sales		(414,582)		228,153
Cost of sales		196,318		(398,938)
Gross profit		(218,264)		(170,785)
Selling expenses
General and administrative expenses		218,264		170,785
Other income, net
Operating expenses		218,264		170,785
Profit before equity in earnings of investees, finance results and income taxes

[1]	Amounts after the reclassification of the discontinued operation.